Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 5. Fair Value Measurements

The Company establishes the fair value of its assets and liabilities using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company established a fair value hierarchy based on the inputs used to measure fair value.

The three levels of the fair value hierarchy are as follows:

Level 1:  Quoted prices in active markets for identical assets or liabilities.

Level 2:  Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly.

Level 3:  Unobservable inputs in which little or no market data exists, and are therefore determined using estimates and assumptions developed by the Company, which reflect those that a market participant would use.

The carrying value of cash, restricted cash, short-term bank deposits, accounts receivable, accounts payable, and accrued liabilities approximate their respective fair values due to their relative short maturities.

As of December 31, 2018, all assets measured at fair value on a recurring basis consisted of cash equivalents which were classified within Level 1 of the fair value hierarchy. The following table presents the fair value hierarchy for assets measured at fair value on a recurring basis as of December 31, 2017 (in thousands):

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents	$2,024	$—	$—	$2,024
Certificates of deposit	—	1,462	—	1,462
Corporate debt securities	—	7,146	—	7,146
Total financial assets	$2,024	$8,608	$—	$10,632

The fair value of certain financial instruments was measured and classified within Level 1 of the fair value hierarchy based on quoted prices. Certain financial instruments classified within Level 2 of the fair value hierarchy include the types of instruments that trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.